Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000263323 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000263323 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000263323 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000254839 | 16097440
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254839 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	19.00%
C000254839 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	18.20%
C000254839 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	13.20%
C000254839 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000254839 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	9.20%
C000254839 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	6.50%
C000254839 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	5.80%
C000254839 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	5.70%
C000254839 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254839 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	3.00%
C000254839 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254839 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	1.30%
C000254839 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	1.30%
C000254839 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000254839 | Taiwan
Holdings [Line Items]
Percent of Total Investments	26.50%
C000254839 | India
Holdings [Line Items]
Percent of Total Investments	22.20%
C000254839 | South Korea
Holdings [Line Items]
Percent of Total Investments	14.50%
C000254839 | Thailand
Holdings [Line Items]
Percent of Total Investments	7.90%
C000254839 | Mexico
Holdings [Line Items]
Percent of Total Investments	7.70%
C000254839 | Vietnam
Holdings [Line Items]
Percent of Total Investments	5.90%
C000254839 | Indonesia
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254839 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	3.50%
C000254839 | Poland
Holdings [Line Items]
Percent of Total Investments	2.80%
C000254839 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.40%
C000254839 | Turkey
Holdings [Line Items]
Percent of Total Investments	1.40%
C000263320 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	14.60%
C000263320 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	49.70%
C000263320 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	20.50%
C000263320 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	9.30%
C000263320 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000263320 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000263321 | GMO International Value ETF
Holdings [Line Items]
Percent of Total Investments	10.30%
C000263321 | GMO U.S. Value ETF
Holdings [Line Items]
Percent of Total Investments	9.90%
C000263321 | GMO U.S. Quality ETF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000263321 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	9.00%
C000263321 | Schwab Intermediate-Term U.S. Treasury ETF
Holdings [Line Items]
Percent of Total Investments	8.00%
C000263321 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Total Investments	7.80%
C000263321 | State Street SPDR Portfolio Intermediate Term Treasury ETF
Holdings [Line Items]
Percent of Total Investments	7.10%
C000263321 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	6.30%
C000263321 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	6.20%
C000263321 | GMO International Quality ETF
Holdings [Line Items]
Percent of Total Investments	5.00%
C000263321 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000263321 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000263321 | AssetInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000263321 | AssetU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000263321 | AssetEmerging Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000254840 | 16177335
Holdings [Line Items]
Percent of Total Investments	0.60%
C000254840 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	11.40%
C000254840 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000254840 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	14.20%
C000254840 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	5.20%
C000254840 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	2.20%
C000254840 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	13.70%
C000254840 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	4.30%
C000254840 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	2.50%
C000254840 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	7.20%
C000254840 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	15.40%
C000254840 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	7.80%
C000254840 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	6.60%
C000254840 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254840 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.40%
C000254840 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254840 | France
Holdings [Line Items]
Percent of Total Investments	22.60%
C000254840 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	13.60%
C000254840 | Switzerland
Holdings [Line Items]
Percent of Total Investments	12.00%
C000254840 | Spain
Holdings [Line Items]
Percent of Total Investments	8.60%
C000254840 | Japan
Holdings [Line Items]
Percent of Total Investments	7.10%
C000254840 | Germany
Holdings [Line Items]
Percent of Total Investments	7.00%
C000254840 | Ireland
Holdings [Line Items]
Percent of Total Investments	5.50%
C000254840 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.40%
C000254840 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.60%
C000254840 | Australia
Holdings [Line Items]
Percent of Total Investments	2.50%
C000254840 | Finland
Holdings [Line Items]
Percent of Total Investments	2.10%
C000254840 | Italy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000254840 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.90%
C000254841 | 16097317
Holdings [Line Items]
Percent of Total Investments	2.50%
C000254841 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254841 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	20.30%
C000254841 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000254841 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	8.80%
C000254841 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	7.80%
C000254841 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	2.50%
C000254841 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000254841 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	3.50%
C000254841 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254841 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	5.60%
C000254841 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254841 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	11.30%
C000254841 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	11.40%
C000254841 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	1.10%
C000254841 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000254841 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000254841 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	1.90%
C000254841 | France
Holdings [Line Items]
Percent of Total Investments	9.90%
C000254841 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.30%
C000254841 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.60%
C000254841 | Spain
Holdings [Line Items]
Percent of Total Investments	4.90%
C000254841 | Japan
Holdings [Line Items]
Percent of Total Investments	22.30%
C000254841 | Germany
Holdings [Line Items]
Percent of Total Investments	8.60%
C000254841 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.20%
C000254841 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.20%
C000254841 | Australia
Holdings [Line Items]
Percent of Total Investments	5.50%
C000254841 | Italy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000254841 | Canada
Holdings [Line Items]
Percent of Total Investments	13.40%
C000254841 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.60%
C000254841 | Norway
Holdings [Line Items]
Percent of Total Investments	2.50%
C000254841 | Israel
Holdings [Line Items]
Percent of Total Investments	1.50%
C000254841 | Austria
Holdings [Line Items]
Percent of Total Investments	1.20%
C000254842 | 16097528
Holdings [Line Items]
Percent of Total Investments	0.70%
C000254842 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	3.00%
C000254842 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	5.30%
C000254842 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	10.20%
C000254842 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000254842 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	12.20%
C000254842 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	3.90%
C000254842 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	9.50%
C000254842 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	3.30%
C000254842 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.40%
C000254842 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	5.70%
C000254842 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254842 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254842 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	0.90%
C000254842 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000254842 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	6.10%
C000254842 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	1.90%
C000254842 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	2.00%
C000254842 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	6.70%
C000254842 | IndustryEquity Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Total Investments	5.70%
C000254842 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	4.90%
C000254842 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.30%
C000254842 | Australia
Holdings [Line Items]
Percent of Total Investments	1.00%
C000254842 | Canada
Holdings [Line Items]
Percent of Total Investments	6.80%
C000254842 | United States
Holdings [Line Items]
Percent of Total Investments	86.20%
C000246461 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	4.60%
C000246461 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	16.10%
C000246461 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	3.70%
C000246461 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	1.70%
C000246461 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	4.20%
C000246461 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.90%
C000246461 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.40%
C000246461 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	6.40%
C000246461 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	13.10%
C000246461 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	13.60%
C000246461 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246461 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000246461 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	11.60%
C000246461 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	10.70%
C000254843 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254843 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	3.00%
C000254843 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	9.70%
C000254843 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000254843 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	3.00%
C000254843 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	2.90%
C000254843 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	7.50%
C000254843 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.80%
C000254843 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	2.50%
C000254843 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.30%
C000254843 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	6.40%
C000254843 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.40%
C000254843 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	10.90%
C000254843 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000254843 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	13.30%
C000254843 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	3.70%
C000254843 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000254843 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000254843 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	6.50%
C000254843 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.60%
C000254843 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	6.20%